Average Annual Total Returns - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - Select Materials Portfolio	Apr. 29, 2024
Fidelity Advisor Materials Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.86%
Past 5 years	10.14%
Past 10 years	4.65%
Fidelity Advisor Materials Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.36%)
Past 5 years	9.61%
Past 10 years	3.71%
Fidelity Advisor Materials Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.35%
Past 5 years	8.02%
Past 10 years	3.48%
Fidelity Advisor Materials Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	5.21%
Past 5 years	10.62%
Past 10 years	4.64%
Fidelity Advisor Materials Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	3.02%
Past 5 years	10.36%
Past 10 years	4.60%
Fidelity Advisor Materials Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	7.31%
Past 5 years	11.76%
Past 10 years	5.57%
Fidelity Advisor Materials Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	7.47%
Past 5 years	11.93%
Since Inception	7.34%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1519
Average Annual Return:
Past 1 year	13.80%
Past 5 years	13.64%
Past 10 years	8.42%

[1]	A From October 2, 2018 .